Regulatory Capital Requirements (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Common Equity Tier 1 Capital:
Common Equity Tier 1 Capital: Actual Amount	$ 262,370
Common Equity Tier 1 Capital: For Capital Adequacy Purposes Amount	$ 80,131
Common Equity Tier 1 Capital:
Common Equity Tier 1 Capital: Actual Ratio	14.73%
Common Equity Tier 1 Capital: For Capital Adequacy Purposes Ratio	4.50%
Tier 1 Capital:
Tier 1 Capital: Actual Amount	$ 262,370	$ 221,533
Tier 1 Capital: For Capital Adequacy Purposes Amount	106,841	63,759
Total Risk-Based Capital:
Total Risk-Based Capital: Actual Amount	285,079	241,546
Total Risk-Based Capital: For Capital Adequacy Purposes Amount	$ 142,455	$ 127,518
Tier 1 Capital: Ratio and Total Risk-Based Capital: Ratio
Tier 1 Capital: Actual Ratio	14.73%	13.90%
Tier 1 Capital: For Capital Adequacy Purposes Ratio	6.00%	4.00%
Total Risk-Based Capital: Actual Ratio	16.01%	15.15%
Total Risk-Based Capital: For Capital Adequacy Purposes Ratio	8.00%	8.00%
Leverage Ratio:
Leverage Ratio: Actual Amount	$ 262,370	$ 221,533
Leverage Ratio: For Capital Adequacy Purposes Amount	$ 77,961	$ 79,991
Leverage Ratio:
Leverage Ratio: Actual Ratio	13.46%	11.08%
Leverage Ratio: For Capital Adequacy Purposes Ratio	4.00%	4.00%
Bank of Hampton Roads
Common Equity Tier 1 Capital:
Common Equity Tier 1 Capital: Actual Amount	$ 254,169
Common Equity Tier 1 Capital: For Capital Adequacy Purposes Amount	79,021
Common Equity Tier 1 Capital: To be Well Capitalized Under Prompt Action Provisions Amount	$ 114,142
Common Equity Tier 1 Capital:
Common Equity Tier 1 Capital: Actual Ratio	14.47%
Common Equity Tier 1 Capital: For Capital Adequacy Purposes Ratio	4.50%
Common Equity Tier 1 Capital: To Be Well Capitalized Under Prompt Action Provisions Ratio	6.50%
Tier 1 Capital:
Tier 1 Capital: Actual Amount	$ 254,169	$ 205,122
Tier 1 Capital: For Capital Adequacy Purposes Amount	105,362	63,669
Tier 1 Capital: To Be Well Capitalized Under Prompt Action Provisions Amount	140,482	95,503
Total Risk-Based Capital:
Total Risk-Based Capital: Actual Amount	276,612	224,761
Total Risk-Based Capital: For Capital Adequacy Purposes Amount	140,482	127,339
Total Risk-Based Capital: To Be Well Capitalized Under Prompt Action Provisions Amount	$ 175,603	$ 159,173
Tier 1 Capital: Ratio and Total Risk-Based Capital: Ratio
Tier 1 Capital: Actual Ratio	14.47%	12.89%
Tier 1 Capital: For Capital Adequacy Purposes Ratio	6.00%	4.00%
Tier 1 Capital: To Be Well Capitalized Under Prompt Action Provisions Ratio	8.00%	6.00%
Total Risk-Based Capital: Actual Ratio	15.75%	14.12%
Total Risk-Based Capital: For Capital Adequacy Purposes Ratio	8.00%	8.00%
Total Risk-Based Capital: To Be Well Capitalized Under Prompt Action Provisions Ratio	10.00%	10.00%
Leverage Ratio:
Leverage Ratio: Actual Amount	$ 254,169	$ 205,122
Leverage Ratio: For Capital Adequacy Purposes Amount	76,992	80,022
Leverage Ratio: To Be Well Capitalized Under Prompt Action Provisions Amount	$ 96,241	$ 100,028
Leverage Ratio:
Leverage Ratio: Actual Ratio	13.20%	10.25%
Leverage Ratio: For Capital Adequacy Purposes Ratio	4.00%	4.00%
Leverage Ratio: To Be Well Capitalized Under Prompt Action Provisions Ratio	5.00%	5.00%